The Prudential Insurance Company of America                                           Sun-Jin Moon
Vice President and Assistant Secretary

The Prudential Insurance Company
  of America
213 Washington Street
Newark, NJ 07102-2992
(973) 802-9496 fax: (973) 802-9560

March 12, 2013

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:  Prudential Variable Contract Account GI-2 (File No. 811-07545)

Dear Commissioners:

On behalf of The Prudential Insurance Company of America and the Prudential Variable Contract Account (the “Account”), we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”), that the Account’s annual report for the period ending December 31, 2012 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following annual reports for the underlying funds:

1.	Filer/Entity: AIM Variable Insurance Funds
       (Invesco Variable Insurance Funds)
Registration No.:                 811-07452
CIK No.:                               0000896435
Accession No.:                   0001193125-13-083143
Date of Filing:                      02/28/13

2.	Filer/Entity: AllianceBernstein Variable Products Series Fund
Registration No.:                  811-05398
CIK No.:                                0000825316
Accession No.:                    0001193125-13-071399
Date of Filing:                       02/22/13

3.           Filer/Entity:                           American Century Variable Portfolios, Inc.
Registration No.:                 811-05188
CIK No.:                               0000814680
Accession No.:                   0001437749-13-001847
Date of Filing:                      02/22/13

4.           Filer/Entity:                           Advanced Series Trust ("AST")
Registration No.:                 811-05186
CIK No.:                                0000814679
Accession No.:                    0001193125-13-091835
Date of Filing:                       03/05/13

5.           Filer/Entity:                           The Dreyfus Corporation
             Registration No.:                     811-00523
CIK No.:                                0000030146
Accession No.:                    0000030146-13-000005
Date of Filing:                       02/28/13

6.           Filer/Entity:                           DWS Variable Series
             Registration No.:                    811-05002
CIK No.:                                00000810573
Accession No.:                    0000088053-13-000215
Date of Filing:                       02/26/13

7.           Filer/Entity:                           Fidelity Variable Insurance Products Fund V
             Registration No.:                     811-05361
CIK No.:                                 0000823535
Accession No.:                     0000803013-13-000013
Date of Filing:                        02/25/13

8.           Filer/Entity:                           Franklin Templeton Variable Insurance Products Trust
             Registration No.:                    811-05583
CIK No.:                                0000837274
Accession No.:                    0001193125-13-092994
Date of Filing:                       03/06/13

9.           Filer/Entity:                           Janus Aspen Series
Registration No.:                  811-07736
CIK No.:                                 0000906185
Accession No.:                     0000950123-13-001391
Date of Filing:                        02/28/13

10.           Filer/Entity:                         JPMorgan Insurance Trust
Registration No.:                  811-07874
CIK No.:                                0000909221
Accession No.:                    0001193125-13-087784
Date of Filing:                       03/01/13

11.           Filer/Entity:                           Lazard Retirement Series
             Registration No.:                     811-08071
CIK No.:                                 0001033669
Accession No.:                    0000930413-13-001567
Date of Filing:                       03/11/13

12.           Filer/Entity:                           MFS Variable Insurance Trust
Registration No.:                  811-08326
CIK No.:                                 0000918571
Accession No.:                     0001193125-13-084093
Date of Filing:                        02/28/13

13.           Filer/Entity:                           Neuberger Berman Advisers Management Trust ("AMT")
             Registration No.:                      811-04255
CIK No.:                                  0000736913
Accession No.:                      0000894579-13-000071
Date of Filing:                         02/19/13

14.           Filer/Entity:                           PIMCO Variable Insurance Trust
             Registration No.:                     811-08399
CIK No.:                                 0001047304
Accession No.:                     0001193125-13-085395
Date of Filing:                        03/01/13

15.           Filer/Entity:                           Royce Capital Fund
             Registration No.:                     811-07537
CIK No.:                                 0001006387
Accession No.:                     0000949377-13-000046
Date of Filing:                        02/26/13

16.           Filer/Entity:                           T. Rowe Price Equity Series
Registration No.:                  811-07143
CIK No.:                                 0000918294
Accession No.:                     0001206774-13-000768
        0001206774-13-000763
        0001206774-13-000749
        0001206774-13-000737
Date of Filing:                       02/25/13

17.           Filer/Entity:                           T. Rowe Price International Series, Inc.
Registration No.:                  811-07145
CIK No.:                                 0000918292
Accession No.:                     0001206774-13-000760
Date of Filing:                        02/25/13

18.           Filer/Entity:                           The Variable Insurance Products Fund II.
             Registration No.:                      811-05511
CIK No.:                                  0000831016
Accession No.:                      0000831016-13-000005
Date of Filing:                         02/20/13

19.           Filer/Entity:                           The Prudential Series Fund, Inc.
Registration No.:                    811-03623
CIK No.:                                   0000711175
Accession No.:                       0001193125-13-085337
Date of Filing:                          03/01/13

If you have any questions regarding this filing, please contact me at (973) 802-9496.

       Sincerely,

      /s/ Sun-Jin Moon
Sun-Jin Moon

VIA EDGAR